Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of accounting policy for consolidation [text block]

Consolidation

The assets, liabilities and results of Group undertakings (including structured entities) are included in the financial statements on the basis of accounts made up to the reporting date. Group undertakings include subsidiaries, associates and joint ventures.

(1) SUBSIDIARIES

Subsidiaries are entities controlled by the Group. The Group controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity, and has the ability to affect those returns through the exercise of its power. This generally accompanies a shareholding of more than one half of the voting rights although in certain circumstances a holding of less than one half of the voting rights may still result in the ability of the Group to exercise control. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity. The Group reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to any of the above elements. Subsidiaries are fully consolidated from the date on which control is transferred to the Group; they are de-consolidated from the date that control ceases.

The Group consolidates collective investment vehicles if its beneficial ownership interests give it substantive rights to remove the external fund manager over the investment activities of the fund. Where a subsidiary of the Group is the fund manager of a collective investment vehicle, the Group considers a number of factors in determining whether it acts as principal, and therefore controls the collective investment vehicle, including: an assessment of the scope of the Group’s decision making authority over the investment vehicle; the rights held by other parties including substantive removal rights without cause over the Group acting as fund manager; the remuneration to which the Group is entitled in its capacity as decision maker; and the Group’s exposure to variable returns from the beneficial interest it holds in the investment vehicle. Consolidation may be appropriate in circumstances where the Group has less than a majority beneficial interest. Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.

Structured entities are entities that are designed so that their activities are not governed by way of voting rights. In assessing whether the Group has power over such entities in which it has an interest, the Group considers factors such as the purpose and design of the entity; its practical ability to direct the relevant activities of the entity; the nature of the relationship with the entity; and the size of its exposure to the variability of returns of the entity.

The treatment of transactions with non-controlling interests depends on whether, as a result of the transaction, the Group loses control of the subsidiary. Changes in the parent’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions; any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the parent entity. Where the Group loses control of the subsidiary, at the date when control is lost the amount of any non-controlling interest in that former subsidiary is derecognised and any investment retained in the former subsidiary is remeasured to its fair value; the gain or loss that is recognised in profit or loss on the partial disposal of the subsidiary includes the gain or loss on the remeasurement of the retained interest.

Intercompany transactions, balances and unrealised gains and losses on transactions between Group companies are eliminated.

The acquisition method of accounting is used to account for business combinations by the Group. The consideration for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition related costs are expensed as incurred except those relating to the issuance of debt instruments (see (E)(5) below) or share capital (see (P) below). Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair value at the acquisition date.

(2) JOINT VENTURES AND ASSOCIATES

Joint ventures are joint arrangements over which the Group has joint control with other parties and has rights to the net assets of the arrangements. Associates are entities over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control of those policies, and is generally achieved through holding between 20 per cent and 50 per cent of the voting share capital of the entity.

The Group utilises the venture capital exemption for investments where significant influence or joint control is present and the business unit operates as a venture capital business. These investments are designated at initial recognition at fair value through profit or loss. Otherwise, the Group’s investments in joint ventures and associates are accounted for by the equity method of accounting.

Description of accounting policy for goodwill [text block]

Goodwill

Goodwill arises on business combinations and represents the excess of the cost of an acquisition over the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired. Where the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities of the acquired entity is greater than the cost of acquisition, the excess is recognised immediately in the income statement.

Goodwill is recognised as an asset at cost and is tested at least annually for impairment. If an impairment is identified the carrying value of the goodwill is written down immediately through the income statement and is not subsequently reversed. At the date of disposal of a subsidiary, the carrying value of attributable goodwill is included in the calculation of the profit or loss on disposal.

Description of accounting policy for intangible assets other than goodwill [text block]

Other intangible assets

Intangible assets which have been determined to have a finite useful life are amortised on a straight line basis over their estimated useful life as follows: up to 7 years for capitalised software; 10 to 15 years for brands and other intangibles.

Intangible assets with finite useful lives are reviewed at each reporting date to assess whether there is any indication that they are impaired. If any such indication exists the recoverable amount of the asset is determined and in the event that the asset’s carrying amount is greater than its recoverable amount, it is written down immediately. Certain brands have been determined to have an indefinite useful life and are not amortised. Such intangible assets are reassessed annually to reconfirm that an indefinite useful life remains appropriate. In the event that an indefinite life is inappropriate a finite life is determined and an impairment review is performed on the asset.

Description of accounting policy for recognition of revenue [text block]

Revenue recognition

Interest income and expense are recognised in the income statement for all interest-bearing financial instruments using the effective interest method, except for those classified at fair value through profit or loss. The effective interest method is a method of calculating the amortised cost of a financial asset or liability and of allocating the interest income or interest expense over the expected life of the financial instrument. The effective interest rate is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or, when appropriate, a shorter period, to the net carrying amount of the financial asset or financial liability, including early redemption fees, and related penalties; and premiums and discounts that are an integral part of the overall return. Direct incremental transaction costs related to the acquisition, issue or disposal of a financial instrument are also taken into account.

Fees and commissions which are not an integral part of the effective interest rate are generally recognised when the service has been provided. Loan commitment fees for loans that are likely to be drawn down are deferred (together with related direct costs) and recognised as an adjustment to the effective interest rate on the loan once drawn. Where it is unlikely that loan commitments will be drawn, loan commitment fees are recognised over the life of the facility.

Dividend income is recognised when the right to receive payment is established.

Revenue recognition policies specific to life insurance and general insurance business are detailed below (see (M) below); those relating to leases are set out in (J)(2) below.

Description of accounting policy for financial assets and liabilities policy [text block]

Financial assets and liabilities

On initial recognition, financial assets are classified into fair value through profit or loss, available-for-sale financial assets, held-to-maturity investments or loans and receivables. Financial liabilities are measured at amortised cost, except for trading liabilities and other financial liabilities designated at fair value through profit or loss on initial recognition which are held at fair value. The Group initially recognises loans and receivables, deposits, debt securities in issue and subordinated liabilities when the Group becomes a party to the contractual provisions of the instrument. Regular way purchases and sales of securities and other financial assets and trading liabilities are recognised on trade date, being the date that the Group is committed to purchase or sell an asset.

Financial assets are derecognised when the contractual right to receive cash flows from those assets has expired or when the Group has transferred its contractual right to receive the cash flows from the assets and either: substantially all of the risks and rewards of ownership have been transferred; or the Group has neither retained nor transferred substantially all of the risks and rewards, but has transferred control.

Financial liabilities are derecognised when they are extinguished (i.e. when the obligation is discharged), cancelled or expire.

(1) FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Financial instruments are classified at fair value through profit or loss where they are trading securities or where they are designated at fair value through profit or loss by management. Derivatives are carried at fair value (see (F) below).

Held for trading: Trading securities are debt securities and equity shares acquired principally for the purpose of selling in the short term or which are part of a portfolio which is managed for short-term gains. Such securities are classified as trading securities and recognised in the balance sheet at their fair value. Gains and losses arising from changes in their fair value together with interest coupons and dividend income are recognised in the income statement within net trading income in the period in which they occur.

Classified at fair value through profit and loss: Other financial assets and liabilities at fair value through profit or loss are designated as such by management upon initial recognition. Such assets and liabilities are carried in the balance sheet at their fair value and gains and losses arising from changes in fair value together with interest coupons and dividend income are recognised in the income statement within net trading income in the period in which they occur, except that gains and losses attributable to changes in own credit risk on financial liabilities held at fair value through profit or loss are taken directly to other comprehensive income (see note 1). Financial assets and liabilities are designated at fair value through profit or loss on acquisition in the following circumstances:

–	it eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring the assets and liabilities or recognising gains or losses on different bases. The main type of financial assets designated by the Group at fair value through profit or loss are assets backing insurance contracts and investment contracts issued by the Group’s life insurance businesses. Fair value designation allows changes in the fair value of these assets to be recorded in the income statement along with the changes in the value of the associated liabilities, thereby significantly reducing the measurement inconsistency had the assets been classified as available-for-sale financial assets.

–	the assets and liabilities are part of a group which is managed, and its performance evaluated, on a fair value basis in accordance with a documented risk management or investment strategy, with management information also prepared on this basis.

–	where the assets and liabilities contain one or more embedded derivatives that significantly modify the cash flows arising under the contract and would otherwise need to be separately accounted for.

The fair values of assets and liabilities traded in active markets are based on current bid and offer prices respectively. If the market is not active the Group establishes a fair value by using valuation techniques. Refer to note 48(3) (Financial instruments: Financial assets and liabilities carried at fair value) for details of valuation techniques and significant inputs to valuation models.

(2) AVAILABLE-FOR-SALE FINANCIAL ASSETS

Debt securities and equity shares that are not classified as trading securities, at fair value through profit or loss, held-to-maturity investments or as loans and receivables are classified as available-for-sale financial assets and are recognised in the balance sheet at their fair value, inclusive of transaction costs. Such assets are intended to be held for an indeterminate period of time and may be sold in response to needs for liquidity or changes in interest rates, exchange rates or equity prices. Gains and losses arising from changes in the fair value of investments classified as available-for-sale are recognised directly in other comprehensive income, until the financial asset is either sold, becomes impaired or matures, at which time the cumulative gain or loss previously recognised in other comprehensive income is recognised in the income statement. Interest calculated using the effective interest method and foreign exchange gains and losses on debt securities denominated in foreign currencies are recognised in the income statement.

The Group is permitted to transfer a financial asset from the available-for-sale category to the loans and receivables category where that asset would otherwise have met the definition of loans and receivables at the time of reclassification and where there is both the intention and ability to hold that financial asset for the foreseeable future. Reclassification of a financial asset from the available-for-sale category to the held-to-maturity category is permitted when the Group has the ability and intent to hold that financial asset to maturity. Reclassifications are made at fair value as of the reclassification date. Fair value becomes the new cost or amortised cost as applicable. Effective interest rates for financial assets reclassified to the loans and receivables and held-to-maturity categories are determined at the reclassification date. Any previous gain or loss on a transferred asset that has been recognised in equity is amortised to profit or loss over the remaining life of the investment using the effective interest method or until the asset becomes impaired. Any difference between the new amortised cost and the expected cash flows is also amortised over the remaining life of the asset using the effective interest method.

When an impairment loss is recognised in respect of available-for-sale assets transferred, the unamortised balance of any available-for-sale reserve that remains in equity is transferred to the income statement and recorded as part of the impairment loss.

(3) LOANS AND RECEIVABLES

Loans and receivables include loans and advances to banks and customers and eligible assets including those transferred into this category out of the fair value through profit or loss or available-for-sale financial assets categories. Loans and receivables are initially recognised when cash is advanced to the borrowers at fair value inclusive of transaction costs or, for eligible assets transferred into this category, their fair value at the date of transfer. Financial assets classified as loans and receivables are accounted for at amortised cost using the effective interest method (see (D) above) less provision for impairment (see (H) below).

The Group has entered into securitisation and similar transactions to finance certain loans and advances to customers. In cases where the securitisation vehicles are funded by the issue of debt, on terms whereby the majority of the risks and rewards of the portfolio of securitised lending are retained by the Group, these loans and advances continue to be recognised by the Group, together with a corresponding liability for the funding.

(4) BORROWINGS

Borrowings (which include deposits from banks, customer deposits, debt securities in issue and subordinated liabilities) are recognised initially at fair value, being their issue proceeds net of transaction costs incurred. These instruments are subsequently stated at amortised cost using the effective interest method.

Preference shares and other instruments which carry a mandatory coupon or are redeemable on a specific date are classified as financial liabilities. The coupon on these instruments is recognised in the income statement as interest expense. Securities which carry a discretionary coupon and have no fixed maturity or redemption date are classified as other equity instruments. Interest payments on these securities are recognised, net of tax, as distributions from equity in the period in which they are paid. An exchange of financial liabilities on substantially different terms is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The difference between the carrying amount of a financial liability extinguished and the new financial liability is recognised in profit or loss together with any related costs or fees incurred.

When a financial liability is exchanged for an equity instrument, the new equity instrument is recognised at fair value and any difference between the original carrying value of the liability and the fair value of the new equity is recognised in the profit or loss.

(5) SALE AND REPURCHASE AGREEMENTS (INCLUDING SECURITIES LENDING AND BORROWING)

Securities sold subject to repurchase agreements (repos) continue to be recognised on the balance sheet where substantially all of the risks and rewards are retained. Funds received under these arrangements are included in deposits from banks, customer deposits, or trading liabilities. Conversely, securities purchased under agreements to resell (reverse repos), where the Group does not acquire substantially all of the risks and rewards of ownership, are recorded as loans and receivables or trading securities. The difference between sale and repurchase price is treated as interest and accrued over the life of the agreements using the effective interest method.

Securities borrowing and lending transactions are typically secured; collateral takes the form of securities or cash advanced or received. Securities lent to counterparties are retained on the balance sheet. Securities borrowed are not recognised on the balance sheet, unless these are sold to third parties, in which case the obligation to return them is recorded at fair value as a trading liability. Cash collateral given or received is treated as a loan and receivable or customer deposit.

Description of accounting policy for derivative financial instruments and hedging [text block]

Derivative financial instruments and hedge accounting

Derivatives are classified as trading except those designated as effective hedging instruments which meet the criteria under IAS 39. All derivatives are recognised at their fair value. Derivatives are carried in the balance sheet as assets when their fair value is positive and as liabilities when their fair value is negative. Refer to note 48(3) (Financial instruments: Financial assets and liabilities carried at fair value) for details of valuation techniques and significant inputs to valuation models.

Changes in the fair value of any derivative instrument that is not part of a hedging relationship are recognised immediately in the income statement.

Derivatives embedded in financial instruments and insurance contracts (unless the embedded derivative is itself an insurance contract) are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not carried at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognised in the income statement. In accordance with IFRS 4 Insurance Contracts, a policyholder’s option to surrender an insurance contract for a fixed amount is not treated as an embedded derivative.

The method of recognising the movements in the fair value of derivatives depends on whether they are designated as hedging instruments and, if so, the nature of the item being hedged. Hedge accounting allows one financial instrument, generally a derivative such as a swap, to be designated as a hedge of another financial instrument such as a loan or deposit or a portfolio of such instruments. At the inception of the hedge relationship, formal documentation is drawn up specifying the hedging strategy, the hedged item, the hedging instrument and the methodology that will be used to measure the effectiveness of the hedge relationship in offsetting changes in the fair value or cash flow of the hedged risk. The effectiveness of the hedging relationship is tested both at inception and throughout its life and if at any point it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued.

(1) FAIR VALUE HEDGES

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk; this also applies if the hedged asset is classified as an available-for-sale financial asset. If the hedge no longer meets the criteria for hedge accounting, changes in the fair value of the hedged item attributable to the hedged risk are no longer recognised in the income statement. The cumulative adjustment that has been made to the carrying amount of the hedged item is amortised to the income statement using the effective interest method over the period to maturity.

(2) CASH FLOW HEDGES

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income in the cash flow hedge reserve. The gain or loss relating to the ineffective portion is recognised immediately in the income statement. Amounts accumulated in equity are reclassified to the income statement in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised in the income statement when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement.

(3) NET INVESTMENT HEDGES

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in other comprehensive income, the gain or loss relating to the ineffective portion is recognised immediately in the income statement. Gains and losses accumulated in equity are included in the income statement when the foreign operation is disposed of. The hedging instrument used in net investment hedges may include non-derivative liabilities as well as derivative financial instruments.

Description of accounting policy for offsetting of financial instruments [text block]

Offset

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right of set-off and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. Cash collateral on exchange traded derivative transactions is presented gross unless the collateral cash flows are always settled net with the derivative cash flows. In certain situations, even though master netting agreements exist, the lack of management intention to settle on a net basis results in the financial assets and liabilities being reported gross on the balance sheet.

Description of accounting policy for impairment of financial assets [text block]

Impairment of financial assets

(1) ASSETS ACCOUNTED FOR AT AMORTISED COST

At each balance sheet date the Group assesses whether, as a result of one or more events occurring after initial recognition of the financial asset and prior to the balance sheet date, there is objective evidence that a financial asset or group of financial assets has become impaired.

Where such an event, including the identification of fraud, has had an impact on the estimated future cash flows of the financial asset or group of financial assets, an impairment allowance is recognised. The amount of impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the asset’s original effective interest rate. If the asset has a variable rate of interest, the discount rate used for measuring the impairment allowance is the current effective interest rate.

Subsequent to the recognition of an impairment loss on a financial asset or a group of financial assets, interest income continues to be recognised on an effective interest rate basis, on the asset’s carrying value net of impairment provisions. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognised, the allowance is adjusted and the amount of the reversal is recognised in the income statement.

Impairment allowances are assessed individually for financial assets that are individually significant. Impairment allowances for portfolios of smaller balance homogenous loans such as most residential mortgages, personal loans and credit card balances that are below the individual assessment thresholds, and for loan losses that have been incurred but not separately identified at the balance sheet date, are determined on a collective basis.

In certain circumstances, the Group will renegotiate the original terms of a customer’s loan, either as part of an ongoing customer relationship or in response to adverse changes in the circumstances of the borrower. Where the renegotiated payments of interest and principal will not recover the original carrying value of the asset, the asset continues to be reported as past due and is considered impaired. Where the renegotiated payments of interest and principal will recover the original carrying value of the asset, the loan is no longer reported as past due or impaired provided that payments are made in accordance with the revised terms. Renegotiation may lead to the loan and associated provision being derecognised and a new loan being recognised initially at fair value.

A loan or advance is normally written off, either partially or in full, against the related allowance when the proceeds from realising any available security have been received or there is no realistic prospect of recovery and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off decrease the amount of impairment losses recorded in the income statement. For both secured and unsecured retail balances, the write-off takes place only once an extensive set of collections processes has been completed, or the status of the account reaches a point where policy dictates that forbearance is no longer appropriate. For commercial lending, a write-off occurs if the loan facility with the customer is restructured, the asset is under administration and the only monies that can be received are the amounts estimated by the administrator, the underlying assets are disposed and a decision is made that no further settlement monies will be received, or external evidence (for example, third party valuations) is available that there has been an irreversible decline in expected cash flows.

(2) AVAILABLE-FOR-SALE FINANCIAL ASSETS

The Group assesses, at each balance sheet date, whether there is objective evidence that an available-for-sale financial asset is impaired. In addition to the criteria for financial assets accounted for at amortised cost set out above, this assessment involves reviewing the current financial circumstances (including creditworthiness) and future prospects of the issuer, assessing the future cash flows expected to be realised and, in the case of equity shares, considering whether there has been a significant or prolonged decline in the fair value of the asset below its cost. If an impairment loss has been incurred, the cumulative loss measured as the difference between the acquisition cost (net of any principal repayment and amortisation) and the current fair value, less any impairment loss on that asset previously recognised, is reclassified from equity to the income statement. For impaired debt instruments, impairment losses are recognised in subsequent periods when it is determined that there has been a further negative impact on expected future cash flows; a reduction in fair value caused by general widening of credit spreads would not, of itself, result in additional impairment. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognised, an amount not greater than the original impairment loss is credited to the income statement; any excess is taken to other comprehensive income. Impairment losses recognised in the income statement on equity instruments are not reversed through the income statement.

Description of accounting policy for property, plant and equipment [text block]

Property, plant and equipment

Property, plant and equipment (other than investment property) is included at cost less accumulated depreciation. The value of land (included in premises) is not depreciated. Depreciation on  other assets is calculated using the straight-line method to allocate the difference between the cost and the residual value  over their estimated useful lives, as follows: the shorter of 50 years and the remaining period of the lease for freehold/long and short leasehold premises; the shorter of 10 years and, if lease renewal is not likely, the remaining period of the lease for  leasehold improvements; 10 to 20 years for fixtures and furnishings; and 2 to 8 years for other equipment and motor vehicles.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In the event that an asset’s carrying amount is determined to be greater than its recoverable amount it is written down immediately. The recoverable amount is the higher of the asset’s fair value less costs to sell and its value in use.

Investment property comprises freehold and long leasehold land and buildings that are held either to earn rental income or for capital accretion or both, primarily within the life insurance funds. In accordance with the guidance published by the Royal Institution of Chartered Surveyors, investment property is carried at fair value based on current prices for similar properties, adjusted for the specific characteristics of the property (such as location or condition). If this information is not available, the Group uses alternative valuation methods such as discounted cash flow projections or recent prices in less active markets. These valuations are reviewed at least annually by independent professionally qualified valuers. Investment property being redeveloped for continuing use as investment property, or for which the market has become less active, continues to be valued at fair value.

Description of accounting policy for leases [text block]

Leases

(1) AS LESSEE

The leases entered into by the Group are primarily operating leases. Operating lease rentals payable are charged to the income statement on a straight-line basis over the period of the lease.

When an operating lease is terminated before the end of the lease period, any payment made to the lessor by way of penalty is recognised as an expense in the period of termination.

(2) AS LESSOR

Assets leased to customers are classified as finance leases if the lease agreements transfer substantially all the risks and rewards of ownership to the lessee but not necessarily legal title. All other leases are classified as operating leases. When assets are subject to finance leases, the present value of the lease payments, together with any unguaranteed residual value, is recognised as a receivable, net of provisions, within loans and advances to banks and customers. The difference between the gross receivable and the present value of the receivable is recognised as unearned finance lease income. Finance lease income is recognised in interest income over the term of the lease using the net investment method (before tax) so as to give a constant rate of return on the net investment in the leases. Unguaranteed residual values are reviewed regularly to identify any impairment.

Operating lease assets are included within tangible fixed assets at cost and depreciated over their estimated useful lives, which equates to the lives of the leases, after taking into account anticipated residual values. Operating lease rental income is recognised on a straight-line basis over the life of the lease.

The Group evaluates non-lease arrangements such as outsourcing and similar contracts to determine if they contain a lease which is then accounted for separately.

Description of accounting policy for employee benefits [text block]

Employee benefits

Short-term employee benefits, such as salaries, paid absences, performance-based cash awards and social security costs are recognised over the period in which the employees provide the related services.

(1) PENSION SCHEMES

The Group operates a number of post-retirement benefit schemes for its employees including both defined benefit and defined contribution pension plans. A defined benefit scheme is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, dependent on one or more factors such as age, years of service and salary. A defined contribution plan is a pension plan into which the Group pays fixed contributions; there is no legal or constructive obligation to pay further contributions.

Scheme assets are included at their fair value and scheme liabilities are measured on an actuarial basis using the projected unit credit method. The defined benefit scheme liabilities are discounted using rates equivalent to the market yields at the balance sheet date on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability. The Group’s income statement charge includes the current service cost of providing pension benefits, past service costs, net interest expense (income), and plan administration costs that are not deducted from the return on plan assets. Past service costs, which represents the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment, are recognised when the plan amendment or curtailment occurs. Net interest expense (income) is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Remeasurements, comprising actuarial gains and losses, the return on plan assets (excluding amounts included in net interest expense (income) and net of the cost of managing the plan assets), and the effect of changes to the asset ceiling (if applicable) are reflected immediately in the balance sheet with a charge or credit recognised in other comprehensive income in the period in which they occur. Remeasurements recognised in other comprehensive income are reflected immediately in retained profits and will not subsequently be reclassified to profit or loss.

The Group’s balance sheet includes the net surplus or deficit, being the difference between the fair value of scheme assets and the discounted value of scheme liabilities at the balance sheet date. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through refunds from the schemes. In assessing whether a surplus is recoverable, the Group considers its current right to obtain a refund or a reduction in future contributions and does not anticipate any future acts by other parties that could change the amount of the surplus that may ultimately be recovered.

The costs of the Group’s defined contribution plans are charged to the income statement in the period in which they fall due.

(2) SHARE-BASED COMPENSATION

The Group operates a number of equity-settled, share-based compensation plans in respect of services received from certain of its employees. The value of the employee services received in exchange for equity instruments granted under these plans is recognised as an expense over the vesting period of the instruments, with a corresponding increase in equity. This expense is determined by reference to the fair value of the number of equity instruments that are expected to vest. The fair value of equity instruments granted is based on market prices, if available, at the date of grant. In the absence of market prices, the fair value of the instruments at the date of grant is estimated using an appropriate valuation technique, such as a Black-Scholes option pricing model or a Monte Carlo simulation. The determination of fair values excludes the impact of any non-market vesting conditions, which are included in the assumptions used to estimate the number of options that are expected to vest. At each balance sheet date, this estimate is reassessed and if necessary revised. Any revision of the original estimate is recognised in the income statement, together with a corresponding adjustment to equity. Cancellations by employees of contributions to the Group’s Save As You Earn plans are treated as non-vesting conditions and the Group recognises, in the year of cancellation, the amount of the expense that would have otherwise been recognised over the remainder of the vesting period. Modifications are assessed at the date of modification and any incremental charges are charged to the income statement.

Description of accounting policy for income tax [text block]

Taxation

Tax expense comprises current and deferred tax. Current and deferred tax are charged or credited in the income statement except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period, outside the income statement (either in other comprehensive income, directly in equity, or through a business combination), in which case the tax appears in the same statement as the transaction that gave rise to it.

Current tax is the amount of corporate income taxes expected to be payable or recoverable based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date.

Current tax includes amounts provided in respect of uncertain tax positions when management expects that, upon examination of the uncertainty by Her Majesty’s Revenue and Customs (HMRC) or other relevant tax authority, it is more likely than not that an economic outflow will occur. Provisions reflect management’s best estimate of the ultimate liability based on their interpretation of tax law, precedent and guidance, informed by external tax advice as necessary. Changes in facts and circumstances underlying these provisions are reassessed at each balance sheet date, and the provisions are re-measured as required to reflect current information.

For the Group’s long-term insurance businesses, the tax expense is analysed between tax that is payable in respect of policyholders’ returns and tax that is payable on the shareholders’ returns. This allocation is based on an assessment of the rates of tax which will be applied to the returns under the current UK tax rules.

Deferred tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the balance sheet. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the balance sheet date, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.

Deferred tax liabilities are generally recognised for all taxable temporary differences but not recognised for taxable temporary differences arising on investments in subsidiaries where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred tax liabilities are not recognised on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilised, and are reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognised in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination. Deferred tax is not discounted.

Description of accounting policy for insurance contracts and related assets, liabilities, income and expense [text block]

Insurance

The Group undertakes both life insurance and general insurance business. Insurance and participating investment contracts are accounted for under IFRS 4 Insurance Contracts, which permits (with certain exceptions) the continuation of accounting practices for measuring insurance and participating investment contracts that applied prior to the adoption of IFRS. The Group, therefore, continues to account for these products using UK GAAP and UK established practice.

Products sold by the life insurance business are classified into three categories:

–	Insurance contracts – these contracts transfer significant insurance risk and may also transfer financial risk. The Group defines significant insurance risk as the possibility of having to pay benefits on the occurrence of an insured event which are significantly more than the benefits payable if the insured event were not to occur. These contracts may or may not include discretionary participation features.

–	Investment contracts containing a discretionary participation feature (participating investment contracts) – these contracts do not transfer significant insurance risk, but contain a contractual right which gives the holder the right to receive, in addition to the guaranteed benefits, further additional discretionary benefits or bonuses that are likely to be a significant proportion of the total contractual benefits and the amount and timing of which is at the discretion of the Group, within the constraints of the terms and conditions of the instrument and based upon the performance of specified assets.

–	Non-participating investment contracts – these contracts do not transfer significant insurance risk or contain a discretionary participation feature.

The general insurance business issues only insurance contracts.

(1) LIFE INSURANCE BUSINESS

(I) ACCOUNTING FOR INSURANCE AND PARTICIPATING INVESTMENT CONTRACTS

PREMIUMS AND CLAIMS

Premiums received in respect of insurance and participating investment contracts are recognised as revenue when due except for unit-linked contracts on which premiums are recognised as revenue when received. Claims are recorded as an expense on the earlier of the maturity date or the date on which the claim is notified.

LIABILITIES

Changes in the value of liabilities are recognised in the income statement through insurance claims.

– Insurance and participating investment contracts in the Group’s with-profit funds

Liabilities of the Group’s with-profit funds, including guarantees and options embedded within products written by these funds, are stated at their realistic values in accordance with the Prudential Regulation Authority’s realistic capital regime, except that projected transfers out of the funds into other Group funds are recorded in the unallocated surplus (see below).

– Insurance and participating investment contracts which are not unit-linked or in the Group’s with-profit funds

A liability for contractual benefits that are expected to be incurred in the future is recorded when the premiums are recognised. The liability is calculated by estimating the future cash flows over the duration of in-force policies and discounting them back to the valuation date allowing for probabilities of occurrence. The liability will vary with movements in interest rates and with the cost of life insurance and annuity benefits where future mortality is uncertain.

Assumptions are made in respect of all material factors affecting future cash flows, including future interest rates, mortality and costs.

– Insurance and participating investment contracts which are unit-linked

Liabilities for unit-linked insurance contracts and participating investment contracts are stated at the bid value of units plus an additional allowance where appropriate (such as for any excess of future expenses over charges). The liability is increased or reduced by the change in the unit prices and is reduced by policy administration fees, mortality and surrender charges and any withdrawals. Benefit claims in excess of the account balances incurred in the period are also charged through insurance claims. Revenue consists of fees deducted for mortality, policy administration and surrender charges.

UNALLOCATED SURPLUS

Any amounts in the with-profit funds not yet determined as being due to policyholders or shareholders are recognised as an unallocated surplus which is shown separately from liabilities arising from insurance contracts and participating investment contracts.

(II) ACCOUNTING FOR NON-PARTICIPATING INVESTMENT CONTRACTS

The Group’s non-participating investment contracts are primarily unit-linked. These contracts are accounted for as financial liabilities whose value is contractually linked to the fair values of financial assets within the Group’s unitised investment funds. The value of the unit-linked financial liabilities is determined using current unit prices multiplied by the number of units attributed to the contract holders at the balance sheet date. Their value is never less than the amount payable on surrender, discounted for the required notice period where applicable. Investment returns (including movements in fair value and investment income) allocated to those contracts are recognised in the income statement through insurance claims.

Deposits and withdrawals are not accounted for through the income statement but are accounted for directly in the balance sheet as adjustments to the non-participating investment contract liability.

The Group receives investment management fees in the form of an initial adjustment or charge to the amount invested. These fees are in respect of services rendered in conjunction with the issue and management of investment contracts where the Group actively manages the consideration received from its customers to fund a return that is based on the investment profile that the customer selected on origination of the contract. These services comprise an indeterminate number of acts over the lives of the individual contracts and, therefore, the Group defers these fees and recognises them over the estimated lives of the contracts, in line with the provision of investment management services.

Costs which are directly attributable and incremental to securing new non-participating investment contracts are deferred. This asset is subsequently amortised over the period of the provision of investment management services and its recoverability is reviewed in circumstances where its carrying amount may not be recoverable. If the asset is greater than its recoverable amount it is written down immediately through fee and commission expense in the income statement. All other costs are recognised as expenses when incurred.

(III) VALUE OF IN-FORCE BUSINESS

The Group recognises as an asset the value of in-force business in respect of insurance contracts and participating investment contracts. The asset represents the present value of the shareholders’ interest in the profits expected to emerge from those contracts written at the balance sheet date. This is determined after making appropriate assumptions about future economic and operating conditions such as future mortality and persistency rates and includes allowances for both non-market risk and for the realistic value of financial options and guarantees. Each cash flow is valued using the discount rate consistent with that applied to such a cash flow in the capital markets. The asset in the consolidated balance sheet is presented gross of attributable tax and movements in the asset are reflected within other operating income in the income statement.

The Group’s contractual rights to benefits from providing investment management services in relation to non-participating investment contracts acquired in business combinations and portfolio transfers are measured at fair value at the date of acquisition. The resulting asset is amortised over the estimated lives of the contracts. At each reporting date an assessment is made to determine if there is any indication of impairment. Where impairment exists, the carrying value of the asset is reduced to its recoverable amount and the impairment loss recognised in the income statement.

(2) GENERAL INSURANCE BUSINESS

The Group both underwrites and acts as intermediary in the sale of general insurance products. Underwriting premiums are included in insurance premium income, net of refunds, in the period in which insurance cover is provided to the customer; premiums received relating to future periods are deferred in the balance sheet within liabilities arising from insurance contracts and participating investment contracts on a basis that reflects the length of time for which contracts have been in force and the projected incidence of risk over the term of the contract and only credited to the income statement when earned. Broking commission is recognised when the underwriter accepts the risk of providing insurance cover to the customer. Where appropriate, provision is made for the effect of future policy terminations based upon past experience.

The underwriting business makes provision for the estimated cost of claims notified but not settled and claims incurred but not reported at the balance sheet date. The provision for the cost of claims notified but not settled is based upon a best estimate of the cost of settling the outstanding claims after taking into account all known facts. In those cases where there is insufficient information to determine the required provision, statistical techniques are used which take into account the cost of claims that have recently been settled and make assumptions about the future development of the outstanding cases. Similar statistical techniques are used to determine the provision for claims incurred but not reported at the balance sheet date. Claims liabilities are not discounted.

(3) LIABILITY ADEQUACY TEST

At each balance sheet date liability adequacy tests are performed to ensure the adequacy of insurance and participating investment contract liabilities net of related deferred cost assets and value of in-force business. In performing these tests current best estimates of discounted future contractual cash flows and claims handling and policy administration expenses, as well as investment income from the assets backing such liabilities, are used. Any deficiency is immediately charged to the income statement, initially by writing off the relevant assets and subsequently by establishing a provision for losses arising from liability adequacy tests.

(4) REINSURANCE

Contracts entered into by the Group with reinsurers under which the Group is compensated for benefits payable on one or more contracts issued by the Group are recognised as assets arising from reinsurance contracts held. Where the underlying contracts issued by the Group are classified as insurance contracts and the reinsurance contract transfers significant insurance risk on those contracts to the reinsurer, the assets arising from reinsurance contracts held are classified as insurance contracts. Where the underlying contracts issued by the Group are classified as non-participating investment contracts and the reinsurance contract transfers financial risk on those contracts to the reinsurer, the assets arising from reinsurance contracts held are classified as non-participating investment contracts.

ASSETS ARISING FROM REINSURANCE CONTRACTS HELD – CLASSIFIED AS INSURANCE CONTRACTS

Amounts recoverable from or due to reinsurers are measured consistently with the amounts associated with the reinsured contracts and in accordance with the terms of each reinsurance contract and are regularly reviewed for impairment. Premiums payable for reinsurance contracts are recognised as an expense when due within insurance premium income. Changes in the reinsurance recoverable assets are recognised in the income statement through insurance claims.

ASSETS ARISING FROM REINSURANCE CONTRACTS HELD – CLASSIFIED AS NON-PARTICIPATING INVESTMENT CONTRACTS

These contracts are accounted for as financial assets whose value is contractually linked to the fair values of financial assets within the reinsurers’ investment funds. Investment returns (including movements in fair value and investment income) allocated to these contracts are recognised in insurance claims.

Description of accounting policy for foreign currency translation [text block]

Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). Foreign currency transactions are translated into the appropriate functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when recognised in other comprehensive income as qualifying cash flow or net investment hedges. Non-monetary assets that are measured at fair value are translated using the exchange rate at the date that the fair value was determined. Translation differences on equities and similar non-monetary items held at fair value through profit and loss are recognised in profit or loss as part of the fair value gain or loss. Translation differences on available-for-sale non-monetary financial assets, such as equity shares, are included in the fair value reserve in equity unless the asset is a hedged item in a fair value hedge.

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows: the assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on the acquisition of a foreign entity, are translated into sterling at foreign exchange rates ruling at the balance sheet date; and the income and expenses of foreign operations are translated into sterling at average exchange rates unless these do not approximate to the foreign exchange rates ruling at the dates of the transactions in which case income and expenses are translated at the dates of the transactions.

Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income and accumulated in a separate component of equity together with exchange differences arising from the translation of borrowings and other currency instruments designated as hedges of such investments (see (F)(3) above). On disposal or liquidation of a foreign operation, the cumulative amount of exchange differences relating to that foreign operation are reclassified from equity and included in determining the profit or loss arising on disposal or liquidation.

Description of accounting policy for provisions [text block]

Provisions and contingent liabilities

Provisions are recognised in respect of present obligations arising from past events where it is probable that outflows of resources will be required to settle the obligations and they can be reliably estimated.

Contingent liabilities are possible obligations whose existence depends on the outcome of uncertain future events or those present obligations where the outflows of resources are uncertain or cannot be measured reliably. Contingent liabilities are not recognised in the financial statements but are disclosed unless they are remote.

Provision is made for irrevocable undrawn loan commitments if it is probable that the facility will be drawn and result in the recognition of an asset at an amount less than the amount advanced.

Description of accounting policy for issued capital [text block]

Share capital

Incremental costs directly attributable to the issue of new shares or options or to the acquisition of a business are shown in equity as a deduction, net of tax, from the proceeds. Dividends paid on the Group’s ordinary shares are recognised as a reduction in equity in the period in which they are paid.

Where the Company or any member of the Group purchases the Company’s share capital, the consideration paid is deducted from shareholders’ equity as treasury shares until they are cancelled; if these shares are subsequently sold or reissued, any consideration received is included in shareholders’ equity.

Description of accounting policy for determining components of cash and cash equivalents [text block]

Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise cash and non-mandatory balances with central banks and amounts due from banks with a maturity of less than three months.